Description of Business (Details) - item		1 Months Ended	12 Months Ended
	Apr. 15, 2013	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Description of Business
Ownership interest in shuttle tankers acquired at formation (as a percent)	100.00%
Number of shuttle tankers acquired at formation	4
Number of operating vessels			18	18
Number Of Shuttle Tankers			19
TSSI
Description of Business
Percentage ownership in joint venture			50.00%
KNOT
Description of Business
Ownership interest in partnership			25.00%
KNOT | TSSI
Description of Business
Percentage ownership in joint venture			50.00%
KNOT | NYK
Description of Business
Percentage ownership in joint venture			50.00%
Subsequent event | KNOT | KNOT
Description of Business
Ownership interest in partnership		29.00%
Subsequent event | Series A Preferred Units
Description of Business
Percentage of dividend rate		5.90%